LEASES (Tables)	12 Months Ended
Sep. 30, 2025
Leases
Schedule of the Operating Leases Related Assets and Liabilities

The table below presents the operating leases related assets and liabilities recorded on the consolidated balance sheets:

	As of September 30,
	2024	2025
	HK$	HK$
Operating lease ROU assets, net	5,496,985	6,041,643
Operating lease liabilities – current	1,935,187	1,976,643
Operating lease liabilities – non-current	3,004,974	3,540,340
	4,940,161	5,516,983

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for the operating leases were as follows:

	As of September 30,
	2024	2025
Weighted average remaining lease term (years)	8.28	8.17
Weighted average discount rate	6.20%	6.01%

Schedule of Lease Expenses Consolidated Statements of Income and Supplemental Cash Flow Information

A summary of lease expenses recognized in the Group’s consolidated statements of operations and supplemental cash flow information related to operating leases is as follows:

	For the Years Ended September 30,
	2023	2024	2025
	HK$	HK$	HK$
Operating lease expenses excluding short-term lease expense	683,200	1,407,617	2,249,933
Operating cash flows used in operating leases	661,000	1,115,900	2,217,768
Short-term lease cost	1,452,824	990,697	808,499

Schedule of Operating Lease Liabilities

The following is a schedule, by year, of maturities of operating lease liabilities as of September 30, 2025:

Twelve months ended September 30,	HK$
2026	2,257,152
2027	2,277,188
2028	1,439,231
Total lease payments	5,973,571
Less: imputed interest	(456,588)
Present value of operating lease liabilities	5,516,983
Less: operating lease liabilities – non-current	3,540,340
Operating lease liabilities – current	1,976,643